EQUITY TRANSACTIONS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
EQUITY TRANSACTIONS
Expected Dividend Yield	0.00%
Expected Volatility	57.76%	57.76%
Risk Free Rate	4.61%	4.04%
Weighted Average Expected Life of warrants	1 year 6 months 7 days	2 years 4 months 6 days